Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Short-term Investments		$ 10.1
Maturity of Time Deposits	3 months	3 months